Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HIGH YIELD TRUST
Prospectus Date	rr_ProspectusDate	Nov. 30, 2016
Document Creation Date	dei_DocumentCreationDate	May 25, 2017